Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	HARBOR ETF TRUST
Prospectus Date	rr_ProspectusDate	Nov. 29, 2024
Harbor Osmosis Emerging Markets Resource Efficient ETF
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Harbor Osmosis Emerging Markets Resource Efficient ETF Fund Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares of the Fund are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Expense Example, do affect the Fund’s performance. The Fund had not commenced operations as of the date of this Prospectus and no portfolio turnover rate existed at the time of this publication.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” and “Acquired Fund Fees and Expenses” are estimated for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other exchange-traded funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks to achieve its investment objective through active exposures to equity securities of resource efficient large- and mid-capitalization public companies located in emerging markets. The Fund defines resource efficient public companies as those that, relative to their sector peers, emit less carbon, consume less water and generate less waste, as discussed in more detail below.The quantitative strategy used by Osmosis Investment Management US LLC (the “Subadvisor”) in managing the Fund is predicated on its theory that resource efficiency, as measured by its proprietary Resource Efficiency Scores, is a predictor of which companies will generate investment returns above those of the MSCI Emerging Markets Index (the Fund’s “Benchmark”). The outcomes of the Subadvisor’s theory are not guaranteed. Companies are scored relative to other companies in their respective sector with respect to their publicly reported carbon emissions, water use and waste production (including hazardous, non-hazardous or nuclear waste, which may be recycled incinerated or landfilled) in order to produce scores that are comparable across sectors. The Subadvisor maintains a database of proprietary environmental information and collects, verifies and standardizes data for use in calculating proprietary Resource Efficiency Scores. The process for linking environmental and financial factors is subject to ongoing research and enhancement by the Subadvisor. Portfolio holdings and weights are determined by an optimization process that seeks to maximize portfolio exposure to resource efficient companies (as determined by the Resource Efficiency Scores) while maintaining country, sector and factor (such as quality, volatility, leverage and earnings yield) weightings relative to the Fund’s Benchmark. Companies in the Financials sector are not given Resource Efficiency Scores due to their relatively minimal carbon emissions, water consumption and waste generation relative to other types of companies. Such companies are selected for inclusion in the Fund’s portfolio to maintain the portfolio’s overall factor weightings. Under normal circumstances, the Fund invests at least 80% of its net assets, plus borrowings for investment purposes, in resource efficient emerging markets companies, which the Fund defines as companies included in the Benchmark with Resource Efficiency Scores in the top three quintiles when ranked against other scored companies within the applicable sector (provided that companies within the Financials sector are considered to be resource efficient for purposes of this policy solely based on their sector classification). The Fund may also invest up to 20% of its net assets in investments, including other investment companies, that the Subadvisor may not consider resource efficient in order to maintain weights relative to the Fund’s Benchmark, including when it is impractical or difficult to obtain such exposures through resource efficient companies. Such investments are outside the Fund’s 80% investment policy. The Fund typically holds securities of approximately 70 to 90 companies. The Fund does not invest in tobacco companies, companies engaged in the manufacture of cluster munitions or anti-personnel mines, or companies that breach the United Nations Global Compact’s social and governance safeguards (which are companies that do not act in accordance with the United Nations Global Compact’s principles and their associated standards, conventions and treaties). The Fund may invest in instruments denominated in U.S. dollars and foreign currencies. The Subadvisor utilizes the quantitative strategy described above to make its assessments and, except in very limited circumstances, follows the output of its strategy when making buy and sell decisions for the Fund’s portfolio. The Fund’s portfolio is rebalanced monthly.
Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Because the Fund does not yet have a complete calendar year of performance history, the bar chart and total return tables are not provided. Please note that the Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. To obtain performance information, please visit the Fund’s website at harborcapital.com or call 800-422-1050.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund does not yet have a complete calendar year of performance history, the bar chart and total return tables are not provided.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-422-1050
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	harborcapital.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Please note that the Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Harbor Osmosis Emerging Markets Resource Efficient ETF | Risk Lose Money [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other investment options.
Harbor Osmosis Emerging Markets Resource Efficient ETF | Emerging Market Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Emerging Market Risk: Because the Fund may invest in securities of emerging market issuers, an investment in the Fund may be subject to special risks in addition to those of U.S. securities. These risks include heightened political and economic risks, greater volatility, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, possible sanctions by governmental bodies of other countries and less stringent investor protection and disclosure standards of foreign markets. Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. If foreign securities are denominated and traded in a foreign currency, the value of the Fund’s foreign holdings can be affected by currency exchange rates and exchange control regulations. The Fund’s investments in foreign securities may also be subject to foreign withholding taxes. Foreign securities risks are more significant in emerging market countries. These countries may have relatively unstable governments and less-established market economies than developed countries. Emerging markets may face greater social, economic, regulatory and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries. Securities exchanges in emerging markets may suspend listed securities from trading for substantially longer periods of time than exchanges in developed markets, including for periods of a year or longer. If the Fund is holding a suspended security, that security would become completely illiquid as the Fund would not be able to dispose of the security until the suspension is lifted. In such instances, it can also be difficult to determine an appropriate valuation for the security because of a lack of trading and uncertainty as to when trading may resume. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.
Harbor Osmosis Emerging Markets Resource Efficient ETF | Resource Efficiency Strategy Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Resource Efficiency Strategy Risk: The theories and assumptions upon which the Subadvisor bases the methodology—including its resource efficiency scoring process—used in evaluating companies for the Fund may be unsound. A company’s business practices, products or services may change over time, as a result of which the Fund may temporarily hold securities that are inconsistent with its investment criteria. There is no guarantee that the Subadvisor’s methodology will accurately provide exposure to resource efficient companies. The Fund may outperform or underperform other funds that invest in similar asset classes but employ different investment styles. The Subadvisor’s strategy may result in the Fund investing in companies, industries or sectors that the market may not favor or foregoing investments that outperform the Fund’s investments in certain environments.
Harbor Osmosis Emerging Markets Resource Efficient ETF | Foreign Currency Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Foreign Currency Risk: As a result of the Fund’s investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected.
Harbor Osmosis Emerging Markets Resource Efficient ETF | Market Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Market Risk: Securities markets are volatile and can decline significantly in response to adverse market, economic, political, regulatory or other developments, which may lower the value of securities held by the Fund, sometimes rapidly or unpredictably. Events such as war, acts of terrorism, social unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments.
Harbor Osmosis Emerging Markets Resource Efficient ETF | Equity Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Equity Risk: The values of equity securities may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities generally have greater price volatility than fixed income securities.
Harbor Osmosis Emerging Markets Resource Efficient ETF | Authorized Participant Concentration Trading Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Authorized Participant Concentration/Trading Risk: Only authorized participants (“APs”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as APs and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the shares. This risk may be heightened to the extent that securities held by the Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to create or redeem Creation Units (as defined below), this may result in a significantly diminished trading market for shares, and shares may be more likely to trade at a premium or discount to the Fund’s net asset value and to face trading halts and/or delisting. This risk may be heightened during periods of volatility or market disruptions.
Harbor Osmosis Emerging Markets Resource Efficient ETF | Premium Discount Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Premium/Discount Risk: The market price of the Fund’s shares will generally fluctuate in accordance with changes in the Fund’s net asset value as well as the relative supply of and demand for shares on the Exchange. The Advisor cannot predict whether shares will trade below, at or above their net asset value because the shares trade on the Exchange at market prices and not at net asset value. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for shares will be closely related, but not identical, to the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. This may result in the Fund’s shares trading significantly above (premium) or below (discount) the Fund’s net asset value, which will be reflected in the intraday bid/ask spreads and/or the closing price of shares as compared to net asset value. However, given that shares can only be purchased and redeemed in Creation Units to to and from broker-dealers and large institutional investors that have entered into participation agreements (unlike shares of closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their net asset value), the Advisor believes that large discounts or premiums to the net asset value of shares should not be sustained. During stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the market for the Fund’s underlying portfolio holdings, which could in turn lead to differences between the market price of the Fund’s shares and their net asset value.
Harbor Osmosis Emerging Markets Resource Efficient ETF | Cash Transactions Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Cash Transactions Risk: The Fund will effect some or all of its creations and redemptions for cash rather than in-kind. As a result, an investment in the Fund may be less tax-efficient than an investment in an ETF that effects all of its creations and redemptions in-kind. Because the Fund may effect redemptions for cash, it may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. A sale of portfolio securities may result in capital gains or losses and may also result in higher brokerage costs. To the extent costs are not offset by transaction fees charged by the Fund to APs, the costs of cash transactions will be borne by the Fund.
Harbor Osmosis Emerging Markets Resource Efficient ETF | Data Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Data Risk: The Subadvisor relies on company data it believes to be reliable in order to produce Resource Efficiency Scores, but it does not guarantee the accuracy or availability of any such data. Companies will be excluded from the Fund if sufficient data is not available to produce a score, which could result in the exclusion of companies that could otherwise be considered resource efficient. The risk of incomplete or inaccurate data is higher in emerging markets as compared with more developing markets.
Harbor Osmosis Emerging Markets Resource Efficient ETF | Geographic Focus Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Geographic Focus Risk: The Fund may invest a substantial amount of its assets in securities of issuers located in a single country or geographic region. As a result, any changes to the regulatory, political, social or economic conditions in such country or geographic region will generally have greater impact on the Fund than such changes would have on a more geographically diversified fund and may result in increased volatility and greater losses.
Harbor Osmosis Emerging Markets Resource Efficient ETF | Investment in Other Investment Companies Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Investment in Other Investment Companies Risk: Investments in other investment companies (including money market funds) are subject to market and selection risk. In addition, if the Fund acquires shares of investment companies, shareholders bear both their proportionate share of expenses in the Fund and, indirectly, the expenses of the investment companies.
Harbor Osmosis Emerging Markets Resource Efficient ETF | Issuer Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Issuer Risk: An adverse event affecting a particular issuer in which the Fund is invested, such as an unfavorable earnings report, may depress the value of that issuer’s securities, sometimes rapidly or unpredictably.
Harbor Osmosis Emerging Markets Resource Efficient ETF | Large Cap Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Large Cap Risk: Large cap stocks may fall out of favor relative to small or mid cap stocks, which may cause the Fund to underperform other equity funds that focus on small or mid cap stocks. Large cap companies may be less able than smaller cap companies to adapt to changing market conditions and may be more mature and subject to more limited growth potential than smaller cap companies.
Harbor Osmosis Emerging Markets Resource Efficient ETF | Large Shareholder Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Large Shareholder Risk: Certain large shareholders, including APs, may from time to time own a substantial amount of the Fund’s shares. There is no requirement that these shareholders maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the listing exchange and may, therefore, have a material upward or downward effect on the market price of the shares.
Harbor Osmosis Emerging Markets Resource Efficient ETF | Mid Cap Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Mid Cap Risk: The Fund’s performance may be more volatile because it invests in mid cap stocks. Mid cap companies may have limited product lines, markets and financial resources. Securities of mid cap companies are usually less stable in price and less liquid than those of larger, more established companies. Additionally, mid cap stocks may fall out of favor relative to small or large cap stocks, which may cause the Fund to underperform other equity funds that focus on small or large cap stocks.
Harbor Osmosis Emerging Markets Resource Efficient ETF | Model Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Model Risk: There are limitations inherent in every quantitative model. The value of securities selected using quantitative analysis can react differently to issuer, political, market, and economic developments than the market as a whole or securities selected using only fundamental analysis. The factors used in quantitative analysis and the weight placed on those factors may not be predictive of a security’s value. In addition, historical trends in data may not be predictive going forward. The strategies and techniques employed in a quantitative model cannot fully match the complexity of the financial markets and therefore sudden unanticipated changes in underlying market conditions can significantly impact their performance. The effectiveness of the given strategy or technique may deteriorate in an unpredictable fashion for any number of reasons including, but not limited to, an increase in the amount of assets managed or the use of similar strategies or techniques by other market participants and/or market dynamic shifts over time. In addition, factors that affect a security’s value can change over time, and these changes may not be reflected in the quantitative model. Any model may contain flaws the existence and effect of which may be discovered only after the fact or not at all. There can be no assurances that the strategies pursued or the techniques implemented in the quantitative model will be profitable, and various market conditions may be materially less favorable to certain strategies than others. Even in the absence of flaws, a model may not perform as anticipated.
Harbor Osmosis Emerging Markets Resource Efficient ETF | New Fund Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	New Fund Risk: There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board of Trustees may determine to liquidate the Fund. The Board of Trustees may liquidate the Fund at any time in accordance with the Declaration of Trust and governing law. As a result, the timing of the Fund’s liquidation may not be favorable.
Harbor Osmosis Emerging Markets Resource Efficient ETF | Sector Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Sector Risk: Because the Fund may, from time to time, be more heavily invested in particular sectors, the value of its shares may be especially sensitive to factors and economic risks that specifically affect those sectors. As a result, the Fund’s share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of sectors.
Harbor Osmosis Emerging Markets Resource Efficient ETF | NONE or SAME
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.69%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.09%	[2]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.78%
OneYear	rr_ExpenseExampleYear01	$ 80
ThreeYears	rr_ExpenseExampleYear03	$ 249

[1]	Pursuant to the Investment Advisory Agreement, the Advisor pays all of the operating expenses of the Fund, except for (i) the fee payment under the Investment Advisory Agreement; (ii) payments under the Fund’s 12b-1 plan (if any); (iii) the costs of borrowing, including interest and dividend expenses; (iv) taxes and governmental fees; (v) acquired fund fees and expenses; (vi) brokers’ commissions and any other transaction-related expenses and fees arising out of transactions effected on behalf of the Fund; (vii) costs of holding shareholder meetings; and (viii) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.
[2]	“Other Expenses” and “Acquired Fund Fees and Expenses” are estimated for the current fiscal year.